Segment	12 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Segment

NOTE 16 – SEGMENT

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

The management of the Company concludes that it has only one reporting segment. The Company designs and manufactures fashionable and high-quality leashes, collars and harnesses to complement cats’ and dogs’ appearances, as well as intelligent pet products. The Company’s products have similar economic characteristics with respect to raw materials, vendors, marketing and promotions, customers and methods of distribution. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company, rather than by product types or geographic area; hence the Company has only one reporting segment.

Geographic information

The summary of total revenues by geographic market for the years ended June 30, 2020, 2019 and 2018 was as follows:

	For the year ended June 30,
	2020	2019	2018
Mainland China	$9,772,130	$15,082,443	$14,865,940
United States	4,918,400	5,522,008	10,168,945
Europe	1,699,231	2,510,190	1,994,085
Australia	564,550	216,993	223,463
Canada	482,057	950,353	128,320
Central and South America	98,628	231,426	106,098
Japan and other Asian countries and regions	1,636,362	1,703,102	2,637,444
Total	$19,171,358	$26,216,515	$30,135,295

Revenue by product categories

The summary of total revenues by product categories for the years ended June 30, 2020, 2019 and 2018 was as follows:

	For the years ended June 30,
	2020	2019	2018
Pet leashes	$4,009,167	$6,266,952	$7,102,233
Pet collars	3,142,731	6,188,672	10,684,908
Pet harnesses	1,415,411	3,587,128	4,980,771
Retractable dog leashes	643,010	1,771,805	2,650,932
Intelligent pet products	4,328,918	2,103,523	59,719
Gift suspender	2,979,365	4,058,229	3,481,500
Other pet accessories	1,019,080	2,024,742	1,175,232
Climbing hooks	1,633,676	215,464	-
Total	$19,171,358	$26,216,515	$30,135,295